Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
December 31,
	2018	2017
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	14,099	13,307
Machinery and equipment	7,331	6,406
Office furniture and equipment	624	758
Computer equipment and software	4,383	4,310
Automobiles	87	87
Leasehold improvements	622	353
	28,009	26,084

Less accumulated depreciation	10,892	10,581

	17,117	15,503